S-K 1603(b) Conflicts of Interest	Aug. 21, 2025
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our executive officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our executive officers are not obligated to contribute any specific number of hours per week to our affairs.
Sponsor Officers And Directors Letter Agreement [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our initial shareholders have entered into agreements with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they hold in connection with the completion of our initial business combination. The other members of our management team have entered into agreements similar to the one entered into by our initial shareholders with respect to any public shares acquired by them in or after this offering. Additionally, our initial shareholders have agreed not to transfer, assign or sell any of their founder shares until (A) with respect to 50% of such shares, the earlier of (x) six months following the consummation of our initial business combination or (y) subsequent to our initial business combination, if the last sale price of our Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period after our initial business combination, and (B) with respect to the remaining 50% of such shares, six months following the consummation of our initial business combination or earlier, in either case, if subsequent to the consummation of our initial business combination, we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property, subject to certain limited exceptions. The private placement units (including the Class A ordinary shares issuable upon exercise of the private placement warrants) are subject to the same transfer restrictions as the founder shares, except as described herein under, except as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Placement Units” on page 180 of this prospectus. Because some of our executive officers and directors will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Officers And Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
Our Officers, Directors, Shareholders or Affiliates [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers, directors, shareholders or affiliates may be paid fees upon the successful completion of our initial business combination as described above.